BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of the list of subsidiaries included in the consolidation

		Holding control (percentage)
		12-31-2018			12-31-2017
Taxpayer ID	Name of the Company	Direct	Indirect	Total	Direct	Indirect	Total
59.144.140-K	Abisa Corp S.A.	—	99.99	99.99	—	99.99	99.99
Foreign	Aconcagua Investing Ltda.	0.71	99.28	99.99	0.71	99.28	99.99
96.842.970-1	Andina Bottling Investments S.A.	99.90	0.09	99.99	99.90	0.09	99.99
96.972.760-9	Andina Bottling Investments Dos S.A.	99.90	0.09	99.99	99.90	0.09	99.99
Foreign	Andina Empaques Argentina S.A.	—	99.98	99.98	—	99.98	99.98
96.836.750-1	Andina Inversiones Societarias S.A.	99.98	0.01	99.99	99.98	0.01	99.99
76.070.406-7	Embotelladora Andina Chile S.A.	99.99	—	99.99	99.99	—	99.99
Foreign	Embotelladora del Atlántico S.A.	0.92	99.07	99.99	0.92	99.07	99.99
96.705.990-0	Envases Central S.A.	59.27	—	59.27	59.27	—	59.27
96.971.280-6	Inversiones Los Andes Ltda.	99.99	—	99.99	99.99	—	99.99
Foreign	Paraguay Refrescos S.A.	0.08	97.75	97.83	0.08	97.75	97.83
76.276.604-3	Red de Transportes Comerciales Ltda.	99.90	0.09	99.99	99.90	0.09	99.99
Foreign	Rio de Janeiro Refrescos Ltda.	—	99.99	99.99	—	99.99	99.99
78.536.950-5	Servicios Multivending Ltda.	99.90	0.09	99.99	99.90	0.09	99.99
78.861.790-9	Transportes Andina Refrescos Ltda.	99.90	0.09	99.99	99.90	0.09	99.99
96.928.520-7	Transportes Polar S.A.	99.99	—	99.99	99.99	—	99.99
76.389.720-6	Vital Aguas S.A.	66.50	—	66.50	66.50	—	66.50
93.899.000-k	Vital Jugos S.A.	15.00	50.00	65.00	15.00	50.00	65.00

Schedule of exchange rates and value of the UF at the close of each of the periods

	Exchange rate to the Chilean Peso
	US$	R$ Brazilian	A$ Argentine	UF Unidad de	G$ Paraguayan	€
Date	dollar	Real	Peso	Fomento	Guaraní	Euro
12.31.2018	694.77	179.30	18.43	27,565.79	0.117	794.75
12.31.2017	614.75	185.84	32.96	26,798.14	0.110	739.15
12.31.2016	669.47	205.42	42.13	26,347.98	0.116	705.60

Schedule of companies that have a functional currency different from the presentation currency of the parent company

Company	Functional currency
Andina Empaques Argentina	Argentine Peso
Embotelladora del Atlántico	Argentine Peso
Embotelladora Andina	Chilean Peso
Paraguay Refrescos	Guaraní
Rio de Janeiro Refrescos	Reales

Schedule of estimated useful lives by asset category

Assets	Range in years
Buildings	30	-	50
Plant and equipment	10	-	20
Warehouse installations and accessories	10	-	30
Furniture and supplies	4	-	5
Motor vehicles	5	-	7
Other Property, plant and equipment	3	-	8
Bottles and containers	2	-	8

Schedule of new accounting standards effective January 1, 2018 and adopted

Mandatory
Application
	Standards, Interpretations and Amendments	Date
IFRS 9	Financial Instruments	January 1, 2018
IFRS 15	Revenue from Contracts with Customers	January 1, 2018
IFRIC 22	Foreign Currency Transactions and Advanced Considerations	January 1, 2018
IAS 28	Investments in Associates and Joint Ventures-decision to measure participation in associates and joint ventures at fair value with changes in results	January 1, 2018

Summary of new accounting standards effective January 1, 2019 and not adopted

	New Standards	Mandatory application date
IFRS 16	Leases	January 1, 2019
IFRIC 23	Uncertainty over Income Tax Treatments	January 1, 2019
Conceptual Framework	Revised Conceptual Framework	January 1, 2020

Impact of Revised Conceptual Framework definitions

	Amendments and Improvements	Mandatory application date
IFRS 3	Business Combinations	January 1, 2019
IFRS 9	Financial Instruments	January 1, 2019
IFRS 11	Joint Arrangements	January 1, 2019
IAS 12	Income Taxes	January 1, 2019
IAS 23	Borrowing Costs	January 1, 2019
IAS 28	Investments in Associates	January 1, 2019
IAS 19	Employee Benefits-Amendment, reduction or liquidation of the plan	January 1, 2019
IFRS 10 and IAS 28	Consolidated Financial Statements-sale or contribution of assets between an investor and its associate or joint venture	To be defined